Notes to the consolidated statements of income - Personnel expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee	Dec. 31, 2017 EUR (€) employee
Personnel expenses
Wages and salaries | €	€ 5,448,662	€ 5,025,128	€ 5,396,339
Social security contributions and cost of retirement benefits and social assistance | €	1,350,696	1,414,525	1,503,684
thereof retirement benefits | €	174,009	156,581	147,332
Personnel expenses | €	€ 6,799,358	€ 6,439,653	€ 6,900,023
Employees by function
Production and Services	103,896	97,971	98,547
Administration	11,634	10,510	9,962
Sales and Marketing	3,253	3,360	3,272
Research and Development	1,050	881	804
Total employees	119,833	112,722	112,585